Notes to the unaudited interim condensed consolidated statement of financial position - Intangible assets and Property, plant and equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible assets and Property, plant and equipment
Intangible assets	€ 310	€ 182
Property, plant and equipment	2,360	2,979
Decrease in property, plant and equipment including right-of-use assets	600
Gross
Intangible assets and Property, plant and equipment
Intangible assets	4,230	4,094
Property, plant and equipment	17,952	19,939
Decrease in property, plant and equipment including right-of-use assets	2,000
Decrease in connection with asset disposals	3,000
Amortization and impairment
Intangible assets and Property, plant and equipment
Intangible assets	(3,920)	(3,911)
Property, plant and equipment	(15,592)	€ (16,960)
Decrease in property, plant and equipment including right-of-use assets	(1,400)
Decrease in connection with asset disposals	(2,800)
Fibroscan machines | Amortization and impairment
Intangible assets and Property, plant and equipment
Additions other than through business combinations, property, plant and equipment including right-of-use assets	€ 1,000